Shareholder Report	12 Months Ended	13 Months Ended	105 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Capital Trust
Entity Central Index Key	0000275309
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Stock Selector Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity® Stock Selector Small Cap Fund
Trading Symbol	FDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Small Cap Fund	$ 89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Stock Selector Small Cap Fund $10,000 $10,257 $12,513 $12,768 $14,287 $14,776 $23,068 $19,209 $18,733 $26,044 $28,445 Russell 2000® Index $10,000 $10,411 $13,311 $13,557 $14,222 $14,203 $21,418 $17,447 $15,953 $21,388 $24,471 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector Small Cap Fund 9.22% 14.00% 11.02% Russell 2000® Index 14.41% 11.50% 9.36% Russell 3000® Index 20.81% 16.74% 14.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,429,084,380	$ 5,429,084,380	$ 5,429,084,380
Holdings Count | shares	230	230	230
Advisory Fees Paid, Amount	$ 41,595,546
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.8 Health Care 17.1 Financials 17.1 Information Technology 14.6 Consumer Discretionary 10.0 Energy 5.0 Real Estate 4.7 Materials 4.4 Utilities 2.6 Consumer Staples 2.3 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 87.9 Canada 4.2 Thailand 1.7 United Kingdom 1.2 Netherlands 1.2 Puerto Rico 1.0 Japan 0.9 Israel 0.9 Chile 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 4.2 Thailand - 1.7 United Kingdom - 1.2 Netherlands - 1.2 Puerto Rico - 1.0 Japan - 0.9 Israel - 0.9 Chile - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.0 Fabrinet 1.7 Advanced Energy Industries Inc 1.6 FirstCash Holdings Inc 1.5 Sanmina Corp 1.5 SPX Technologies Inc 1.2 NEXTracker Inc Class A 1.2 PennyMac Financial Services Inc 1.1 CareTrust REIT Inc 1.1 Brookfield Infrastructure Corp (United States) 1.0 13.9
Fidelity Advisor Stock Selector Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class Z
Trading Symbol	FSSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,929 $11,167 $12,512 $12,960 $20,251 $16,886 $16,491 $22,954 Russell 2000® Index $10,000 $11,149 $11,356 $11,913 $11,896 $17,940 $14,614 $13,362 $17,915 Russell 3000® Index $10,000 $11,422 $12,175 $13,818 $15,220 $21,902 $18,284 $19,816 $27,318 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.35% 14.13% 11.09% Russell 2000® Index 14.41% 11.50% 8.55% Russell 3000® Index 20.81% 16.74% 14.62% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,429,084,380	$ 5,429,084,380	$ 5,429,084,380
Holdings Count | shares	230	230	230
Advisory Fees Paid, Amount	$ 41,595,546
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.8 Health Care 17.1 Financials 17.1 Information Technology 14.6 Consumer Discretionary 10.0 Energy 5.0 Real Estate 4.7 Materials 4.4 Utilities 2.6 Consumer Staples 2.3 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 87.9 Canada 4.2 Thailand 1.7 United Kingdom 1.2 Netherlands 1.2 Puerto Rico 1.0 Japan 0.9 Israel 0.9 Chile 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 4.2 Thailand - 1.7 United Kingdom - 1.2 Netherlands - 1.2 Puerto Rico - 1.0 Japan - 0.9 Israel - 0.9 Chile - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.0 Fabrinet 1.7 Advanced Energy Industries Inc 1.6 FirstCash Holdings Inc 1.5 Sanmina Corp 1.5 SPX Technologies Inc 1.2 NEXTracker Inc Class A 1.2 PennyMac Financial Services Inc 1.1 CareTrust REIT Inc 1.1 Brookfield Infrastructure Corp (United States) 1.0 13.9
Fidelity Advisor Stock Selector Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class M
Trading Symbol	FCDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 145	1.39%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,833 $11,917 $12,084 $13,438 $13,819 $21,453 $17,765 $17,231 $23,824 $25,885 Russell 2000® Index $10,000 $10,411 $13,311 $13,557 $14,222 $14,203 $21,418 $17,447 $15,953 $21,388 $24,471 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 4.85% 12.57% 9.98% Class M (without 3.50% sales charge) 8.65% 13.37% 10.37% Russell 2000® Index 14.41% 11.50% 9.36% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,429,084,380	$ 5,429,084,380	$ 5,429,084,380
Holdings Count | shares	230	230	230
Advisory Fees Paid, Amount	$ 41,595,546
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.8 Health Care 17.1 Financials 17.1 Information Technology 14.6 Consumer Discretionary 10.0 Energy 5.0 Real Estate 4.7 Materials 4.4 Utilities 2.6 Consumer Staples 2.3 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 87.9 Canada 4.2 Thailand 1.7 United Kingdom 1.2 Netherlands 1.2 Puerto Rico 1.0 Japan 0.9 Israel 0.9 Chile 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 4.2 Thailand - 1.7 United Kingdom - 1.2 Netherlands - 1.2 Puerto Rico - 1.0 Japan - 0.9 Israel - 0.9 Chile - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.0 Fabrinet 1.7 Advanced Energy Industries Inc 1.6 FirstCash Holdings Inc 1.5 Sanmina Corp 1.5 SPX Technologies Inc 1.2 NEXTracker Inc Class A 1.2 PennyMac Financial Services Inc 1.1 CareTrust REIT Inc 1.1 Brookfield Infrastructure Corp (United States) 1.0 13.9
Fidelity Advisor Stock Selector Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class I
Trading Symbol	FCDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,255 $12,509 $12,761 $14,276 $14,774 $23,052 $19,197 $18,718 $26,019 $28,410 Russell 2000® Index $10,000 $10,411 $13,311 $13,557 $14,222 $14,203 $21,418 $17,447 $15,953 $21,388 $24,471 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 9.19% 13.97% 11.01% Russell 2000® Index 14.41% 11.50% 9.36% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,429,084,380	$ 5,429,084,380	$ 5,429,084,380
Holdings Count | shares	230	230	230
Advisory Fees Paid, Amount	$ 41,595,546
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.8 Health Care 17.1 Financials 17.1 Information Technology 14.6 Consumer Discretionary 10.0 Energy 5.0 Real Estate 4.7 Materials 4.4 Utilities 2.6 Consumer Staples 2.3 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 87.9 Canada 4.2 Thailand 1.7 United Kingdom 1.2 Netherlands 1.2 Puerto Rico 1.0 Japan 0.9 Israel 0.9 Chile 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 4.2 Thailand - 1.7 United Kingdom - 1.2 Netherlands - 1.2 Puerto Rico - 1.0 Japan - 0.9 Israel - 0.9 Chile - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.0 Fabrinet 1.7 Advanced Energy Industries Inc 1.6 FirstCash Holdings Inc 1.5 Sanmina Corp 1.5 SPX Technologies Inc 1.2 NEXTracker Inc Class A 1.2 PennyMac Financial Services Inc 1.1 CareTrust REIT Inc 1.1 Brookfield Infrastructure Corp (United States) 1.0 13.9
Fidelity Advisor Stock Selector Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class C
Trading Symbol	FCDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.89%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,141 $12,232 $12,347 $13,661 $13,979 $21,583 $17,783 $17,158 $23,789 $25,906 Russell 2000® Index $10,000 $10,411 $13,311 $13,557 $14,222 $14,203 $21,418 $17,447 $15,953 $21,388 $24,471 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 7.07% 12.79% 9.99% Class C 8.07% 12.79% 9.99% Russell 2000® Index 14.41% 11.50% 9.36% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,429,084,380	$ 5,429,084,380	$ 5,429,084,380
Holdings Count | shares	230	230	230
Advisory Fees Paid, Amount	$ 41,595,546
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.8 Health Care 17.1 Financials 17.1 Information Technology 14.6 Consumer Discretionary 10.0 Energy 5.0 Real Estate 4.7 Materials 4.4 Utilities 2.6 Consumer Staples 2.3 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 87.9 Canada 4.2 Thailand 1.7 United Kingdom 1.2 Netherlands 1.2 Puerto Rico 1.0 Japan 0.9 Israel 0.9 Chile 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 4.2 Thailand - 1.7 United Kingdom - 1.2 Netherlands - 1.2 Puerto Rico - 1.0 Japan - 0.9 Israel - 0.9 Chile - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.0 Fabrinet 1.7 Advanced Energy Industries Inc 1.6 FirstCash Holdings Inc 1.5 Sanmina Corp 1.5 SPX Technologies Inc 1.2 NEXTracker Inc Class A 1.2 PennyMac Financial Services Inc 1.1 CareTrust REIT Inc 1.1 Brookfield Infrastructure Corp (United States) 1.0 13.9
Fidelity Advisor Stock Selector Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Small Cap Fund
Class Name	Fidelity Advisor® Stock Selector Small Cap Fund Class A
Trading Symbol	FCDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Small Cap Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology, where our stock picks in software & services hurt most. Also hurting our result was security selection in industrials, primarily within the capital goods industry, and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained approximately 1277%. A second notable relative detractor was untimely positioning and an underweight in Credo Technology (+398%). Another notable relative detractor was an overweight in Simply Good Foods (-42%). This period we increased our position in Simply Good Foods.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in financials, primarily within the financial services industry. Stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+80%). The stock was the fund's largest holding. The second-largest relative contributor was our stake in Mr. Cooper Group (+146%). The stock was not held at period end. A non-benchmark stake in Ciena gained 199% and notably helped.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,642 $11,726 $11,930 $13,308 $13,727 $21,362 $17,744 $17,255 $23,924 $26,053 Russell 2000® Index $10,000 $10,411 $13,311 $13,557 $14,222 $14,203 $21,418 $17,447 $15,953 $21,388 $24,471 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 2.64% 12.33% 10.05% Class A (without 5.75% sales charge) 8.90% 13.67% 10.70% Russell 2000® Index 14.41% 11.50% 9.36% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,429,084,380	$ 5,429,084,380	$ 5,429,084,380
Holdings Count | shares	230	230	230
Advisory Fees Paid, Amount	$ 41,595,546
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,429,084,380
Number of Holdings	230
Total Advisory Fee	$41,595,546
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.8 Health Care 17.1 Financials 17.1 Information Technology 14.6 Consumer Discretionary 10.0 Energy 5.0 Real Estate 4.7 Materials 4.4 Utilities 2.6 Consumer Staples 2.3 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 87.9 Canada 4.2 Thailand 1.7 United Kingdom 1.2 Netherlands 1.2 Puerto Rico 1.0 Japan 0.9 Israel 0.9 Chile 0.5 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 4.2 Thailand - 1.7 United Kingdom - 1.2 Netherlands - 1.2 Puerto Rico - 1.0 Japan - 0.9 Israel - 0.9 Chile - 0.5 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.0 Fabrinet 1.7 Advanced Energy Industries Inc 1.6 FirstCash Holdings Inc 1.5 Sanmina Corp 1.5 SPX Technologies Inc 1.2 NEXTracker Inc Class A 1.2 PennyMac Financial Services Inc 1.1 CareTrust REIT Inc 1.1 Brookfield Infrastructure Corp (United States) 1.0 13.9
Fidelity Focused Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity® Focused Stock Fund
Trading Symbol	FTQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused Stock Fund	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Focused Stock Fund $10,000 $10,331 $13,158 $15,039 $17,303 $21,898 $31,274 $23,726 $26,488 $40,515 $47,396 S&P 500® Index $10,000 $10,451 $12,921 $13,870 $15,857 $17,397 $24,862 $21,230 $23,383 $32,272 $39,196 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Focused Stock Fund 16.98% 16.70% 16.84% S&P 500® Index 21.45% 17.64% 14.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,330,040,176	$ 4,330,040,176	$ 4,330,040,176
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 28,592,232
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.7 Consumer Discretionary 12.1 Communication Services 12.0 Financials 9.4 Industrials 7.4 Health Care 6.2 Utilities 4.2 Energy 2.0 Consumer Staples 1.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 86.0 Taiwan 5.0 Canada 4.9 Switzerland 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Taiwan - 5.0 Canada - 4.9 Switzerland - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.1 Meta Platforms Inc Class A 6.3 Amazon.com Inc 5.9 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Bank of New York Mellon Corp/The 4.9 Eaton Corp PLC 4.3 TE Connectivity PLC 4.1 Eli Lilly & Co 4.0 55.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disciplined Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund
Trading Symbol	FDEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disciplined Equity Fund	$ 74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by choices in industrials. An underweight in consumer staples also boosted relative performance. Also helping our relative result were security selection and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in GE Aerospace (+81%). The stock was one of our largest holdings at period end. The second-largest relative contributor was an overweight in Amphenol (+110%). Another notable relative contributor was an overweight in Alphabet (+64%). The stock was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in financials, primarily within the insurance industry, also hampered the fund's result. Also hurting our result were picks in real estate.
•Not owning Tesla, a benchmark component that gained about 83%, was the biggest individual relative detractor. A second notable relative detractor was our stake in UnitedHealth (-35%). This period we significantly decreased our position in UnitedHealth. Another notable relative detractor was an underweight in Palantir Technologies (+382%). This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Disciplined Equity Fund $10,000 $10,016 $12,270 $12,562 $14,070 $17,154 $24,590 $18,268 $20,905 $29,168 $35,549 S&P 500® Index $10,000 $10,451 $12,921 $13,870 $15,857 $17,397 $24,862 $21,230 $23,383 $32,272 $39,196 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Disciplined Equity Fund 21.88% 15.69% 13.52% S&P 500® Index 21.45% 17.64% 14.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,255,740,054	$ 2,255,740,054	$ 2,255,740,054
Holdings Count | shares	114	114	114
Advisory Fees Paid, Amount	$ 13,521,616
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,255,740,054
Number of Holdings	114
Total Advisory Fee	$13,521,616
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 15.9 Communication Services 13.2 Financials 13.1 Health Care 8.0 Consumer Discretionary 7.1 Materials 1.9 Consumer Staples 1.5 Utilities 1.3 Energy 0.9 Real Estate 0.5 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 99.0 Canada 0.7 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.0 Canada - 0.7 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.4 Microsoft Corp 8.1 Amazon.com Inc 5.3 Meta Platforms Inc Class A 4.2 Broadcom Inc 3.7 Alphabet Inc Class A 3.7 Apple Inc 3.3 Alphabet Inc Class C 3.1 GE Aerospace 2.6 Eli Lilly & Co 2.1 46.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Disciplined Equity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Disciplined Equity Fund
Class Name	Fidelity® Disciplined Equity Fund Class K
Trading Symbol	FDEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Disciplined Equity Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by choices in industrials. An underweight in consumer staples also boosted relative performance. Also helping our relative result were security selection and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in GE Aerospace (+81%). The stock was one of our largest holdings at period end. The second-largest relative contributor was an overweight in Amphenol (+110%). Another notable relative contributor was an overweight in Alphabet (+64%). The stock was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in financials, primarily within the insurance industry, also hampered the fund's result. Also hurting our result were picks in real estate.
•Not owning Tesla, a benchmark component that gained about 83%, was the biggest individual relative detractor. A second notable relative detractor was our stake in UnitedHealth (-35%). This period we significantly decreased our position in UnitedHealth. Another notable relative detractor was an underweight in Palantir Technologies (+382%). This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class K $10,000 $10,026 $12,297 $12,601 $14,128 $17,236 $24,729 $18,386 $21,062 $29,409 $35,871 S&P 500® Index $10,000 $10,451 $12,921 $13,870 $15,857 $17,397 $24,862 $21,230 $23,383 $32,272 $39,196 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 21.97% 15.79% 13.63% S&P 500® Index 21.45% 17.64% 14.64% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,255,740,054	$ 2,255,740,054	$ 2,255,740,054
Holdings Count | shares	114	114	114
Advisory Fees Paid, Amount	$ 13,521,616
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,255,740,054
Number of Holdings	114
Total Advisory Fee	$13,521,616
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.7 Industrials 15.9 Communication Services 13.2 Financials 13.1 Health Care 8.0 Consumer Discretionary 7.1 Materials 1.9 Consumer Staples 1.5 Utilities 1.3 Energy 0.9 Real Estate 0.5 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 99.0 Canada 0.7 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.0 Canada - 0.7 United Kingdom - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.4 Microsoft Corp 8.1 Amazon.com Inc 5.3 Meta Platforms Inc Class A 4.2 Broadcom Inc 3.7 Alphabet Inc Class A 3.7 Apple Inc 3.3 Alphabet Inc Class C 3.1 GE Aerospace 2.6 Eli Lilly & Co 2.1 46.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund
Trading Symbol	FDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital Appreciation Fund	$ 69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+120%). This was a position we established this period. The company was among the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 83%. An overweight in UnitedHealth Group (-38%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks in information technology and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+95%). The company was among our largest holdings this period. The second-largest relative contributor was a non-benchmark stake in Roblox (+108%). This was an investment we established this period. An overweight in Western Digital (+120%) also helped. It was a new investment this period.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Capital Appreciation Fund $10,000 $9,694 $12,208 $13,054 $14,651 $18,274 $25,588 $20,434 $22,688 $32,524 $38,686 S&P 500® Index $10,000 $10,451 $12,921 $13,870 $15,857 $17,397 $24,862 $21,230 $23,383 $32,272 $39,196 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Capital Appreciation Fund 18.95% 16.18% 14.49% S&P 500® Index 21.45% 17.64% 14.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,239,108,212	$ 7,239,108,212	$ 7,239,108,212
Holdings Count | shares	144	144	144
Advisory Fees Paid, Amount	$ 41,956,850
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,239,108,212
Number of Holdings	144
Total Advisory Fee	$41,956,850
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Financials 17.3 Industrials 13.5 Communication Services 10.2 Consumer Discretionary 8.5 Health Care 5.1 Energy 5.0 Consumer Staples 2.7 Real Estate 2.4 Materials 1.3 Utilities 1.2 Common Stocks 99.4 Preferred Stocks 0.5 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.5 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 88.9 Canada 3.1 Taiwan 2.5 United Kingdom 1.5 Brazil 1.4 Netherlands 1.1 Korea (South) 0.6 Germany 0.4 Norway 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.1 Taiwan - 2.5 United Kingdom - 1.5 Brazil - 1.4 Netherlands - 1.1 Korea (South) - 0.6 Germany - 0.4 Norway - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.4 Microsoft Corp 7.1 Amazon.com Inc 6.4 Alphabet Inc Class A 4.0 Apple Inc 3.5 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Alphabet Inc Class C 2.3 Boeing Co 2.1 43.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Capital Appreciation Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital Appreciation Fund
Class Name	Fidelity® Capital Appreciation Fund Class K
Trading Symbol	FCAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Capital Appreciation Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an underweight in information technology. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were security selection and an overweight in consumer discretionary.
•The biggest individual relative detractor was an underweight in Broadcom (+120%). This was a position we established this period. The company was among the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 83%. An overweight in UnitedHealth Group (-38%) also hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Stock picks in information technology and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+95%). The company was among our largest holdings this period. The second-largest relative contributor was a non-benchmark stake in Roblox (+108%). This was an investment we established this period. An overweight in Western Digital (+120%) also helped. It was a new investment this period.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class K $10,000 $9,707 $12,235 $13,095 $14,709 $18,365 $25,733 $20,567 $22,856 $32,790 $39,025 S&P 500® Index $10,000 $10,451 $12,921 $13,870 $15,857 $17,397 $24,862 $21,230 $23,383 $32,272 $39,196 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 19.02% 16.27% 14.59% S&P 500® Index 21.45% 17.64% 14.64% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,239,108,212	$ 7,239,108,212	$ 7,239,108,212
Holdings Count | shares	144	144	144
Advisory Fees Paid, Amount	$ 41,956,850
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,239,108,212
Number of Holdings	144
Total Advisory Fee	$41,956,850
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.7 Financials 17.3 Industrials 13.5 Communication Services 10.2 Consumer Discretionary 8.5 Health Care 5.1 Energy 5.0 Consumer Staples 2.7 Real Estate 2.4 Materials 1.3 Utilities 1.2 Common Stocks 99.4 Preferred Stocks 0.5 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.5 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 88.9 Canada 3.1 Taiwan 2.5 United Kingdom 1.5 Brazil 1.4 Netherlands 1.1 Korea (South) 0.6 Germany 0.4 Norway 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.1 Taiwan - 2.5 United Kingdom - 1.5 Brazil - 1.4 Netherlands - 1.1 Korea (South) - 0.6 Germany - 0.4 Norway - 0.3 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.4 Microsoft Corp 7.1 Amazon.com Inc 6.4 Alphabet Inc Class A 4.0 Apple Inc 3.5 Meta Platforms Inc Class A 3.0 Broadcom Inc 2.8 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.4 Alphabet Inc Class C 2.3 Boeing Co 2.1 43.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class A
Trading Symbol	FSFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,316 S&P 500® Index $10,000 $9,926 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 9.93% 8.12% Class A (without 5.75% sales charge) 16.64% 14.32% S&P 500® Index 21.45% 19.22% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,330,040,176	$ 4,330,040,176	$ 4,330,040,176
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 28,592,232
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.7 Consumer Discretionary 12.1 Communication Services 12.0 Financials 9.4 Industrials 7.4 Health Care 6.2 Utilities 4.2 Energy 2.0 Consumer Staples 1.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 86.0 Taiwan 5.0 Canada 4.9 Switzerland 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Taiwan - 5.0 Canada - 4.9 Switzerland - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.1 Meta Platforms Inc Class A 6.3 Amazon.com Inc 5.9 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Bank of New York Mellon Corp/The 4.9 Eaton Corp PLC 4.3 TE Connectivity PLC 4.1 Eli Lilly & Co 4.0 55.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class M
Trading Symbol	FSFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.22%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,536 S&P 500® Index $10,000 $9,926 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 12.29% 10.28% Class M (without 3.50% sales charge) 16.36% 14.04% S&P 500® Index 21.45% 19.22% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,330,040,176	$ 4,330,040,176	$ 4,330,040,176
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 28,592,232
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.7 Consumer Discretionary 12.1 Communication Services 12.0 Financials 9.4 Industrials 7.4 Health Care 6.2 Utilities 4.2 Energy 2.0 Consumer Staples 1.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 86.0 Taiwan 5.0 Canada 4.9 Switzerland 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Taiwan - 5.0 Canada - 4.9 Switzerland - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.1 Meta Platforms Inc Class A 6.3 Amazon.com Inc 5.9 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Bank of New York Mellon Corp/The 4.9 Eaton Corp PLC 4.3 TE Connectivity PLC 4.1 Eli Lilly & Co 4.0 55.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class C
Trading Symbol	FSFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.74%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $9,879 S&P 500® Index $10,000 $9,926 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 14.78% 13.48% Class C 15.78% 13.48% S&P 500® Index 21.45% 19.22% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,330,040,176	$ 4,330,040,176	$ 4,330,040,176
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 28,592,232
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.7 Consumer Discretionary 12.1 Communication Services 12.0 Financials 9.4 Industrials 7.4 Health Care 6.2 Utilities 4.2 Energy 2.0 Consumer Staples 1.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 86.0 Taiwan 5.0 Canada 4.9 Switzerland 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Taiwan - 5.0 Canada - 4.9 Switzerland - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.1 Meta Platforms Inc Class A 6.3 Amazon.com Inc 5.9 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Bank of New York Mellon Corp/The 4.9 Eaton Corp PLC 4.3 TE Connectivity PLC 4.1 Eli Lilly & Co 4.0 55.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class I
Trading Symbol	FSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $9,887 S&P 500® Index $10,000 $9,926 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 16.92% 14.61% S&P 500® Index 21.45% 19.22% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,330,040,176	$ 4,330,040,176	$ 4,330,040,176
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 28,592,232
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.7 Consumer Discretionary 12.1 Communication Services 12.0 Financials 9.4 Industrials 7.4 Health Care 6.2 Utilities 4.2 Energy 2.0 Consumer Staples 1.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 86.0 Taiwan 5.0 Canada 4.9 Switzerland 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Taiwan - 5.0 Canada - 4.9 Switzerland - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.1 Meta Platforms Inc Class A 6.3 Amazon.com Inc 5.9 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Bank of New York Mellon Corp/The 4.9 Eaton Corp PLC 4.3 TE Connectivity PLC 4.1 Eli Lilly & Co 4.0 55.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Focused Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused Stock Fund
Class Name	Fidelity Advisor® Focused Stock Fund Class Z
Trading Symbol	FSFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused Stock Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within consumer discretionary. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was our non-benchmark stake in DraftKings (-41%). This was a stake we established this period. The second-largest relative detractor was our untimely positioning in UnitedHealth (-55%). The stock was not held at period end. Another notable relative detractor was our non-benchmark stake in Modine Manufacturing (-23%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in financials, primarily within the financial services industry. An underweight in health care boosted the fund's relative performance as well. Also lifting the relative result were picks and an underweight in consumer staples.
•The top individual relative contributor was a large overweight in Robinhood Markets (+296%). This was a stake we established this period. The company was one of the fund's biggest holdings this period. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 84% and was a second notable relative contributor. This was a position we established this period. The company was among our largest holdings at period end. An overweight in Amphenol (+88%) also helped. This was a position we established this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,887 S&P 500® Index $10,000 $9,926 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 17.08% 14.75% S&P 500® Index 21.45% 19.22% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,330,040,176	$ 4,330,040,176	$ 4,330,040,176
Holdings Count | shares	40	40	40
Advisory Fees Paid, Amount	$ 28,592,232
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,330,040,176
Number of Holdings	40
Total Advisory Fee	$28,592,232
Portfolio Turnover	153%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 44.7 Consumer Discretionary 12.1 Communication Services 12.0 Financials 9.4 Industrials 7.4 Health Care 6.2 Utilities 4.2 Energy 2.0 Consumer Staples 1.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 86.0 Taiwan 5.0 Canada 4.9 Switzerland 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Taiwan - 5.0 Canada - 4.9 Switzerland - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.1 Meta Platforms Inc Class A 6.3 Amazon.com Inc 5.9 Microsoft Corp 5.9 Alphabet Inc Class A 5.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 5.0 Bank of New York Mellon Corp/The 4.9 Eaton Corp PLC 4.3 TE Connectivity PLC 4.1 Eli Lilly & Co 4.0 55.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund
Trading Symbol	FDVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Fund	$ 69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was security selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Robinhood Markets, a benchmark component that gained 525%, was the largest individual relative detractor. A second notable relative detractor was an overweight in Vestis (-61%). Another notable relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Stock picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+225%). This was a stake we established this period. The company was the fund's largest holding at period end. A non-benchmark stake in Siemens Energy gained 195% and was a second notable relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained approximately 61% and notably helped. The stock was one of our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Value Fund $10,000 $10,285 $12,327 $11,816 $12,916 $12,074 $20,032 $18,670 $18,851 $24,685 $26,111 Russell Midcap® Value Index $10,000 $10,784 $12,630 $12,650 $13,925 $12,959 $19,257 $17,298 $16,681 $22,359 $24,116 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Value Fund 5.78% 16.68% 10.07% Russell Midcap® Value Index 7.86% 13.23% 9.20% Russell 3000® Index 20.81% 16.74% 14.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,249,932,878	$ 8,249,932,878	$ 8,249,932,878
Holdings Count | shares	268	268	268
Advisory Fees Paid, Amount	$ 56,091,329
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$8,249,932,878
Number of Holdings	268
Total Advisory Fee	$56,091,329
Portfolio Turnover	67%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.6 Financials 14.6 Health Care 11.9 Consumer Discretionary 10.9 Energy 9.4 Information Technology 6.9 Utilities 6.6 Materials 6.5 Real Estate 6.4 Consumer Staples 3.5 Communication Services 1.7 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 88.9 Canada 5.3 Puerto Rico 0.8 Germany 0.7 United Kingdom 0.7 Zambia 0.6 France 0.6 Hong Kong 0.4 Belgium 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 5.3 Puerto Rico - 0.8 Germany - 0.7 United Kingdom - 0.7 Zambia - 0.6 France - 0.6 Hong Kong - 0.4 Belgium - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 1.5 PG&E Corp 1.2 Eversource Energy 1.1 First Solar Inc 1.0 Sempra 0.9 AES Corp/The 0.9 Phillips 66 0.9 Iron Mountain Inc 0.9 Flowserve Corp 0.9 Smurfit WestRock PLC 0.7 10.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Fund
Class Name	Fidelity® Value Fund Class K
Trading Symbol	FVLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was security selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•Not owning Robinhood Markets, a benchmark component that gained 525%, was the largest individual relative detractor. A second notable relative detractor was an overweight in Vestis (-61%). Another notable relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare.
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Stock picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+225%). This was a stake we established this period. The company was the fund's largest holding at period end. A non-benchmark stake in Siemens Energy gained 195% and was a second notable relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained approximately 61% and notably helped. The stock was one of our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class K $10,000 $10,296 $12,353 $11,845 $12,962 $12,141 $20,142 $18,806 $18,991 $24,899 $26,339 Russell Midcap® Value Index $10,000 $10,784 $12,630 $12,650 $13,925 $12,959 $19,257 $17,298 $16,681 $22,359 $24,116 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 5.78% 16.75% 10.17% Russell Midcap® Value Index 7.86% 13.23% 9.20% Russell 3000® Index 20.81% 16.74% 14.08% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,249,932,878	$ 8,249,932,878	$ 8,249,932,878
Holdings Count | shares	268	268	268
Advisory Fees Paid, Amount	$ 56,091,329
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$8,249,932,878
Number of Holdings	268
Total Advisory Fee	$56,091,329
Portfolio Turnover	67%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.6 Financials 14.6 Health Care 11.9 Consumer Discretionary 10.9 Energy 9.4 Information Technology 6.9 Utilities 6.6 Materials 6.5 Real Estate 6.4 Consumer Staples 3.5 Communication Services 1.7 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 88.9 Canada 5.3 Puerto Rico 0.8 Germany 0.7 United Kingdom 0.7 Zambia 0.6 France 0.6 Hong Kong 0.4 Belgium 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 5.3 Puerto Rico - 0.8 Germany - 0.7 United Kingdom - 0.7 Zambia - 0.6 France - 0.6 Hong Kong - 0.4 Belgium - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 1.5 PG&E Corp 1.2 Eversource Energy 1.1 First Solar Inc 1.0 Sempra 0.9 AES Corp/The 0.9 Phillips 66 0.9 Iron Mountain Inc 0.9 Flowserve Corp 0.9 Smurfit WestRock PLC 0.7 10.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec